Ordinary Shares (Tables)	12 Months Ended
Dec. 31, 2011
Ordinary Shares
Schedule Of Summary Of Repurchase Activity

	For the years ended December 31,
	2008	2009
	US$ (except for share data)	US$ (except for share data)
Total number of shares repurchased	202,725	8,213,235
Cost	669,483	19,999,746
Average price paid per ordinary share	3.30	2.44

For the year ended December 31, 2011
US$ (except for share data)
Total number of shares repurchased	21,832,745
Cost	69,301,654
Average price paid per ordinary share	3.17